Pledged Assets and Collateral (Tables)	6 Months Ended
Sep. 30, 2025
Financial Instruments Pledged as Collateral [Abstract]
Assets Mortgaged Pledged or Otherwise Subject to Lien
At September 30, 2025, assets mortgaged, pledged, or otherwise subject to lien were as follows:

September 30, 2025
(in millions)
Trading account securities	¥14,483,450
Investment securities	10,900,728
Loans	8,883,209
Other	24,100
Total	¥34,291,487

Pledged Assets Classified by Type of Liabilities
The above pledged assets were classified by type of liabilities to which they related as follows:

September 30, 2025
(in millions)
Deposits	¥15,659
Call money and funds purchased	192,910
Payables under repurchase agreements and securities lending transactions	25,082,094
Other short-term borrowings and long-term debt	8,999,143
Other	1,681
Total	¥34,291,487